Equity (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Noncontrolling Interests [Line Items]
Equity	$ 633,419	$ 490,932	$ 521,342	$ 513,458
Profit (loss)	90,545	75,687	120,815
Ordinary Shares
Disclosure Of Noncontrolling Interests [Line Items]
Equity	21,669	9,854	(21,147)
Profit (loss)	$ 4,894	3,812	2,415
VBI Real Estate Gestão de Carteiras S.A. [Member] | Ordinary Shares
Disclosure Of Noncontrolling Interests [Line Items]
Voting rights held in subsidiary	0.00%
Equity	$ 0	0	(37,564)
Profit (loss)	0	1,842	2,128
Patria Asset Management
Disclosure Of Noncontrolling Interests [Line Items]
Profit (loss)	$ 4,416	2,991	586
Patria Asset Management | Ordinary Shares
Disclosure Of Noncontrolling Interests [Line Items]
Voting rights held in subsidiary	49.26%
Equity	$ 19,937	17,076	16,417
Profit (loss)	2,111	733	287
Tria
Disclosure Of Noncontrolling Interests [Line Items]
Profit (loss)	$ 6,673	3,547	0
Tria | Ordinary Shares
Disclosure Of Noncontrolling Interests [Line Items]
Voting rights held in subsidiary	41.18%
Equity	$ (1,092)	(7,523)	0
Profit (loss)	$ 2,610	1,182	0
Patria Real Estate Latam S.A.S [Member] | Ordinary Shares
Disclosure Of Noncontrolling Interests [Line Items]
Voting rights held in subsidiary	1.10%
Equity	$ 232	70	0
Profit (loss)	$ 7	20	0
PEVC I General Partner IV [Member] | Ordinary Shares
Disclosure Of Noncontrolling Interests [Line Items]
Voting rights held in subsidiary	57.08%
Equity	$ 157	28	0
Profit (loss)	$ 129	42	0
Pat HoldCo Servicios [Member] | Ordinary Shares
Disclosure Of Noncontrolling Interests [Line Items]
Voting rights held in subsidiary	49.00%
Equity	$ 2,337	0	0
Profit (loss)	$ (2)	0	0
SH Manco Holding Ltda. [Member] | Ordinary Shares
Disclosure Of Noncontrolling Interests [Line Items]
Voting rights held in subsidiary	25.00%
Equity	$ 98	203	0
Profit (loss)	$ 39	$ (7)	$ 0